Related Party Balances and Transactions (Detail Textuals) $ in Thousands	Jan. 12, 2019 Loan	Jan. 12, 2018 USD ($)
Related Party Transactions [Abstract]
Number of loan | Loan	2
Principal amount | $		$ 5,000